STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Loss from operations		$ (6,491,000)	$ (13,122,000)	$ (63,588,000)	$ (56,520,000)
Other income:
Other income		(2,084,000)	252,000	(10,257,000)	2,176,000
Net income (loss)		$ (8,575,000)	$ (12,870,000)	$ (73,845,000)	$ (54,344,000)
Basic weighted average shares outstanding (In shares)		5,056,994	5,016,149	5,026,704	5,009,250
Diluted weighted average shares outstanding (In shares)		5,056,994	5,016,149	5,026,704	5,009,250
Basic net income (loss) per share (In dollars per share)		$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Diluted net income (loss) per share (In dollars per share)		$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Cartesian Growth Corporation III
General and administrative costs	$ 42,620	$ 811,301	$ 20,449	$ 1,158,207
Loss from operations	(42,620)	(811,301)	(20,449)	(1,158,207)
Other income:
Interest earned on investments held in Trust Account		2,491,718		7,377,276
Other income		2,491,718		7,377,276
Net income (loss)	$ (42,620)	$ 1,680,417	$ (20,449)	$ 6,219,069
Class A ordinary shares subject to redemption | Cartesian Growth Corporation III
Other income:
Basic weighted average shares outstanding (In shares)		27,600,000		18,197,802
Diluted weighted average shares outstanding (In shares)		27,600,000		18,197,802
Basic net income (loss) per share (In dollars per share)		$ 0.05		$ 0.25
Diluted net income (loss) per share (In dollars per share)		$ 0.05		$ 0.25
Class B ordinary shares | Cartesian Growth Corporation III
Other income:
Basic weighted average shares outstanding (In shares)	6,900,000	6,900,000	6,900,000	6,593,407
Diluted weighted average shares outstanding (In shares)	6,900,000	6,900,000	6,900,000	6,900,000
Basic net income (loss) per share (In dollars per share)	$ (0.01)	$ 0.05	$ 0	$ 0.25
Diluted net income (loss) per share (In dollars per share)	$ (0.01)	$ 0.05	$ 0	$ 0.25